Cover	Oct. 30, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity File Number	000-30739
Entity Registrant Name	INSMED INCORPORATED
Entity Central Index Key	0001104506
Entity Tax Identification Number	54-1972729
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	10 Finderne Avenue
Entity Address, Address Line Two	Building 10
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	908
Local Phone Number	977-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	INSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false